     As filed with the Securities and Exchange Commission on April 12, 2004

                          File Nos. 333-02381/811-07589

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-1A

          REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933          / X /
                                                                            ---

                         Pre-Effective Amendment No.                       /   /
                                                    ----
                         Post-Effective Amendment No. 31                   / X /
                                                     ----                   ---

                                     and/or

                        REGISTRATION STATEMENT UNDER THE
                         INVESTMENT COMPANY ACT OF 1940                    / X /
                                                                            ---

                             Amendment No. 33                              / X /
                                          ----                              ---

                         THE HARTFORD MUTUAL FUNDS, INC.
               (Exact Name of Registrant as Specified in Charter)

                P. O. Box 2999, Hartford, Connecticut 06104-2999
                    (Address of Principal Executive Offices)

        Registrant's Telephone Number including Area Code: (860) 297-6443

                             Kevin J. Carr, Esquire
                               Investment Law Unit
                   The Hartford Financial Services Group, Inc.
                              55 Farmington Avenue
                           Hartford, Connecticut 06105
                     (Name and Address of Agent for Service)

                                    COPY TO:
                            John V. O'Hanlon, Esquire
                                   Dechert LLP
                        200 Clarendon Street, 27th Floor
                                Boston, MA 02116

It is proposed that this filing will become effective (check appropriate box):

                  immediately upon filing pursuant to paragraph (b) of Rule 485
         -----
           X      on April 30, 2004 pursuant to paragraph (b) of Rule 485
         -----
                  60 days after filing pursuant to paragraph (a)(1) of Rule 485
         -----
                  on (Date) pursuant to paragraph (a)(1) of Rule 485
         -----
                  75 days after filing pursuant to paragraph (a)(2) of Rule 485
         -----
                  on (Date) pursuant to paragraph (a)(2) of Rule 485
         -----

If appropriate, check the following box:

                  This post-effective amendment designates a new effective date
           X      for a previously filed post-effective amendment.
         -----

                        THE HARTFORD MUTUAL FUNDS, INC.

                       CONTENTS OF REGISTRATION STATEMENT

This Registration Statement consists of the following papers and documents:

     -  Covert Sheet
     -  Contents of Registration Statement
     -  Explanatory Note
     -  Signature Page



                                EXPLANATORY NOTE

         This Post-Effective Amendment No. 31 to the Registration Statement on Form N-1A for The Hartford Mutual Funds, Inc. incorporates by reference the Registrant's Prospectus (Part A), Statement of Additional Information (Part B) and Other Information relating to The Hartford Aggressive Growth Allocation Fund, The Hartford Growth Allocation Fund, The Hartford Balanced Allocation Fund, The Hartford Conservative Allocation Fund and The Hartford Income Allocation Fund contained in Post-Effective Amendment No. 29, which was filed with the Securities and Exchange Commission on January 29, 2004. This Post-Effective Amendment is filed to extend the effective date of Post-Effective Amendment No. 29 to April 30, 2004.

         The Registrant's updated Prospectus, Statement of Additional Information and Other Information, which will include all required current financial statements, will be filed pursuant to Rule 485(b), on or before April 30, 2004.

                                   SIGNATURES

         Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Hartford, State of Connecticut, on the 12th day of April, 2004.



                                    THE HARTFORD MUTUAL FUNDS, INC.


                                    By:                     *
                                       -----------------------------------------
                                        David M. Znamierowski
                                        Its: President

         Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the date indicated.

SIGNATURE                                   TITLE                               DATE
---------                                   -----                               ----

                   *                        President                           April 12, 2004
------------------------------------        (Chief Executive Officer
David M. Znamierowski                       & Director)

                   *                        Controller & Treasurer              April 12, 2004
------------------------------------        (Chief Accounting Officer &
Tamara L. Fagely                            Chief Financial Officer)


                   *                        Director                            April 12, 2004
------------------------------------
Lynn Birdsong


                   *                        Director                            April 12, 2004
------------------------------------
Winifred E. Coleman


                   *                        Director                            April 12, 2004
------------------------------------
Robert M. Gavin, Jr.


                  *                         Director                            April 12, 2004
------------------------------------
Duane E. Hill



                   *                        Chairman of the Board               April 12, 2004
------------------------------------        and Director
Thomas M. Marra


                   *                        Director                            April 12, 2004
------------------------------------
Phillip O. Peterson


                  *                         Director                            April 12, 2004
------------------------------------
Millard H. Pryor, Jr.


                  *                         Director                            April 12, 2004
------------------------------------
Lowndes A. Smith


    /s/ Kevin J. Carr                                                           April 12, 2004
------------------------------------
* By Kevin J. Carr
     Attorney-in-fact